SUPPLEMENTAL INFORMATION - NATURAL GAS AND CRUDE OIL PROPERTIES Results of Operations for Natural Gas and Crude Oil Producing Activities (Unaudited) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Natural gas, NGL and crude oil sales	$ 274,783	$ 304,157	$ 216,159
Commodity price risk management	32,339	46,090	59,891
Total Revenues from Oil and Gas Producing Activities	307,122	350,247	276,050
Production Costs	77,537	75,717	60,121
Exploration Expense	22,605	6,289	20,291
Impairment of Oil and Gas Properties	162,287	25,159	4,666
Depreciation, Depletion and Amortization	146,879	128,458	103,303
Accretion of Asset Retirement Obligations	4,060	1,897	1,423
Gain on Sale of Properties and Equipment	(24,273)	(4,050)	(174)
Total Expense from Oil and Gas Producing Activities	389,095	233,470	189,630
Results of Operations of Natural Gas and Crude Oil Producing Activities, Income before Income Taxes	(81,973)	116,777	86,420
Provision for Income Taxes	31,163	(36,785)	(5,937)
Results of operations for natural gas and crude oil producing activities, excluding corporate overhead and interest costs	$ (50,810)	$ 79,992	$ 80,483